Segment Reporting - Schedule of Revenues by Geographic Areas (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 60,079,920	$ 73,744,662	$ 64,787,186
China [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	80.89%	87.45%	84.69%
USA [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 7,814,677	$ 7,146,478	$ 7,628,332
USA [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	10.52%	8.47%	9.97%
Singapore [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 3,767,180
Singapore [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	5.07%
The United Arab Emirates [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 776,416
The United Arab Emirates [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	1.05%
India [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 748,168	$ 1,596,243
India [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	1.01%	1.89%
Other foreign countries [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 1,084,068	$ 882,390	$ 868,364
Other foreign countries [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	1.46%	1.05%	1.13%
United Mexican States [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount		$ 577,416
United Mexican States [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales		0.68%
Australia [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount		$ 385,111	$ 1,191,512
Australia [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales		0.46%	1.56%
Taiwan [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount			$ 1,296,863
Taiwan [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales			1.70%
Marshall Islands [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount			$ 730,039
Marshall Islands [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales			0.95%